Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 853	$ 965	$ 929
Acquisition of property, plant and equipment	118	123
Property, Plant and Equipment, Excluding Assets Sold Under a Buy-Back Commitment
Property, Plant and Equipment [Line Items]
Depreciation expense	548	587	610
Assets sold with buy-back commitment
Property, Plant and Equipment [Line Items]
Impairment losses on assets sold with a buy-back commitment	$ 86	$ 76	$ 86